INCOME TAXES (Schedule of Reconciliation of Theoretical Provision For Income Tax) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 217,267	$ 201,466	$ 168,002
Theoretical tax expenses at the statutory rate of InMode Ltd.	23.00%	23.00%	23.00%
Theoretical tax benefit	$ 49,971	$ 46,337	$ 38,640
Increase (decrease) in taxes on income due to:
Benefits to the Benefited Enterprise	(31,739)	(29,429)	(37,478)
Different effective tax rates applicable to the Subsidiaries	(1,956)	(1,453)	(2,033)
Valuation allowance	126	130	40
Uncertain tax positions	1,096	303	1,921
Non-deductible expenses and other permanent differences, mainly share based compensation expenses	1,850	1,842	1,838
Amendment to the Investments Law payment - see also note 13a(2)(b)	0	12,017	0
Settlements with the Israeli tax authority net of decrease of related uncertain tax	0	10,199	0
Total taxes on income	$ 19,348	$ 39,946	$ 2,928